Stockholders' Equity / (Deficit) - Summary of Outstanding Warrants Activity (Details) (10-K) (Parenthetical) - $ / shares	1 Months Ended
	Jan. 31, 2017	Mar. 31, 2020	Mar. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants exercise price per share		$ 5.00	$ 7.74	$ 0.75	$ 0.75
Warrants [Member]
Warrants exercise price per share					$ 0.80
Warrants exercise price, description	In January 2017, the Company executed a 1-for-10,000 reverse split, that resulted in an exercise price of $800. Following the 1 for 30 reverse split in February 2019, the exercise price is currently $24,000 per share.